UNITED STATES
		       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

				    Form 13F

			      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Emmett M. Murphy
Address:      201 Main Street, Suite 1555
              Fort Worth, Texas 76102


13F File Number:  28-11325

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Emmett M. Murphy
Title:     President
Phone:     817-335-1145

Signature, Place, and Date of Signing:

Emmett M. Murphy, Fort Worth, Texas April 17, 2007

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

			     FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 	 0

Form 13F Information Table Entry Total: 40

Form 13F Information Table Value Total:  $118,082 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

							FORM 13F INFORMATION TABLE
                                                          VALUE    SHRS OR  SH/ PUT/ INVSTMT OTHER          VOTING   AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (X$1000) PRN AMT  PRN CALL DISCRTN MANAGERS     SOLE     SHARED   NONE
WTS HMP EQUITY HOLDINGS CO.   CV WAR            CERIWTS     182   25000       SH       SOLE                 25000       0     0
*** INTEROIL CORP             COMMON            460951106   798   30000       SH       SOLE                 30000       0     0
3-D SYSTEMS CORP.             OTC IS            88554D205   1534  70000       SH       SOLE                 70000       0     0
AMERICREDIT CORP.             COMMON            03060R101   3315  145000      SH       SOLE                 145000      0     0
BEHIHANA NATIONAL CORP.       OTC IS            082047200   3585  126800      SH       SOLE                 126800      0     0
BUCA INC                      OTC IS            117769109   969   176100      SH       SOLE                 176100      0     0
CHARLES & COLVARD LTD         OTC IS            159765106   1947  310000      SH       SOLE                 310000      0     0
CIRRUS LOGIC INC.             OTC IS            172755100   5038  657761      SH       SOLE                 657761      0     0
COACH INC.                    COMMON            189754104   1001  20000       SH       SOLE                 20000       0     0
COAL CORP MINING              COMMON            190135103   1762  2780000     SH       SOLE                 2780000     0     0
CORE MARK HOLDING CO          COMMON            218681104   8289  232311      SH       SOLE                 232311      0     0
COSI INC.                     OTC IS            22122P101   316   56700       SH       SOLE                 56700       0     0
COTT CORP.                    OTC IS            22163N106   268   20000       SH       SOLE                 20000       0     0
DELIAS INC. NEW               OTC IS            246911101   1502  163600      SH       SOLE                 163600      0     0
FRONTIER OIL CORP             COMMON            35914P105   4896  150000      SH       SOLE                 150000      0     0
IMAX CORP.                    OTC IS            45245E109   126   25000       SH       SOLE                 25000       0     0
INTERWOVEN INC.               OTC IS            46114T508   4977  294500      SH       SOLE                 294500      0     0
INVERNESS MED TECHNOLOGY INC. COMMON            46126P106   8984  205200      SH       SOLE                 205200      0     0
IPASS INC.                    OTC IS            46261V108   5030  1000000     SH       SOLE                 1000000     0     0
JAMBA INC.                    COMMON            47023A101   689   75000       SH       SOLE                 75000       0     0
KIRBY CORP.                   COMMON            497266106   6296  180000      SH       SOLE                 180000      0     0
MICRUS ENDOVASCULAR           OTC IS            59518V102   1759  73800       SH       SOLE                 73800       0     0
MOBILE MINI INC.              OTC IS            60740F105   4687  175000      SH       SOLE                 175000      0     0
MONARCH CASINO & RESORT INC.  OTC IS            609027107   2600  100000      SH       SOLE                 100000      0     0
OSI SYSTEMS INC.              OTC IS            671044105   5045  190800      SH       SOLE                 190800      0     0
OYO GEOSPACE                  OTC IS            671074102   3417  48174       SH       SOLE                 48174       0     0
PALADIN RESOURCES LTD         OTC IS            Q7264T104   2376  300000      SH       SOLE                 300000      0     0
PENN OCTANE CORP.             OTC IS            707573101   9     15500       SH       SOLE                 15500       0     0
PENN TREATY AMERN CORP.       COMMON            707874400   2072  342400      SH       SOLE                 342400      0     0
POLYCOM INC.                  OTC IS            73172K104   5000  150000      SH       SOLE                 150000      0     0
QUIDEL CORP.                  OTC IS            74838J101   3600  300000      SH       SOLE                 300000      0     0
RESTORATION HARDWARE INC.     OTC IS            760981100   197   30000       SH       SOLE                 30000       0     0
SECURE COMPUTING CORPORATION  OTC IS            813705100   681   88500       SH       SOLE                 88500       0     0
SUN HEALTHCARE GROUP INC.     OTC IS            866933401   4211  341000      SH       SOLE                 341000      0     0
TESORO PETROLEUM CORP-W/RT    COMMON            881609101   14060 140000     SH       SOLE                 140000      0     0
UNITED RETAIL GROUP INC.      OTC IS            911380103   3141  261300      SH       SOLE                 261300      0     0
VYYO INC.                     OTC IS            918458209   220   26800       SH       SOLE                 26800       0     0
WHOLE FOODS MARKET INC.       OTC IS            966837106   1346  30000       SH       SOLE                 30000       0     0
WORLD FUEL SERVICES CORP.     COMMOM            981475106   1624  35100       SH       SOLE                 35100       0     0
WTS JAMBA INC.                COMMON            47023A119   533   150000      SH       SOLE                 150000      0     0
    Page Column Totals                                      118082